CONSOLIDATED STATEMENTS OF EQUITY - USD ($) shares in Thousands, $ in Thousands		Total		Preferred Stock	Common Stock	Capital Surplus	Undivided Profits	Accumulated Other Comprehensive Income/(Loss)		Noncontrolling Interest
Beginning balance (in shares) at Dec. 31, 2015					238,587
Beginning balance at Dec. 31, 2015		$ 2,639,586		$ 95,624	$ 149,117	$ 1,439,303	$ 874,303	$ (214,192)	[1]	$ 295,431
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)		238,511					227,046			11,465
Other comprehensive income/(loss):		(33,462)						(33,462)	[1]
Comprehensive income/(loss)		205,049					227,046	(33,462)	[1]	11,465
Cash dividends declared:
Preferred stock		(6,200)					(6,200)
Common stock		(66,160)					(66,160)
Common stock repurchased (in shares)	[2]				(7,653)
Common stock repurchased	[2]	(97,396)			$ (4,783)	(92,613)
Common stock issued for:
Stock options and restricted stock - equity awards (in shares)					2,690
Stock options and restricted stock - equity awards		22,521			$ 1,681	20,840
Tax benefit/(benefit reversal) - stock-based compensation expense		1,613			$ 0	1,613
Stock-based compensation expense		17,536				17,536
Dividends declared - noncontrolling interest of subsidiary preferred stock		(11,465)								(11,465)
Other						(43)	43
Ending balance (in shares) at Dec. 31, 2016					233,624
Ending balance at Dec. 31, 2016		2,705,084		95,624	$ 146,015	1,386,636	1,029,032	(247,654)	[1]	295,431
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment to reflect adoption of ASU						230	(230)
Balance as adjusted		2,705,084		95,624	$ 146,015	1,386,866	1,028,802	(247,654)		295,431
Net income/(loss)		176,980					165,515			11,465
Other comprehensive income/(loss):		(17,625)						(17,625)	[1]
Comprehensive income/(loss)		159,355					165,515	(17,625)	[1]	11,465
Cash dividends declared:
Preferred stock		(6,200)					(6,200)
Common stock		(85,174)	[2]				(85,174)
Common stock repurchased (in shares)					(297)
Common stock repurchased		(5,554)			$ (185)	(5,369)
Common stock issued for:
Stock options and restricted stock - equity awards (in shares)					1,107
Stock options and restricted stock - equity awards		6,092			$ 692	5,400
Equity issued for acquisition (in shares)					92,302
Equity issued for acquisitions		1,797,723			$ 57,689	1,740,034
Stock-based compensation expense		20,627				20,627
Dividends declared - noncontrolling interest of subsidiary preferred stock		(11,465)								(11,465)
Other						55	(55)
Ending balance (in shares) at Dec. 31, 2017					326,736
Ending balance at Dec. 31, 2017		4,580,488		95,624	$ 204,211	3,147,613	1,102,888	(265,279)	[1]	295,431
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment to reflect adoption of ASU | Accounting Standards Update 2018-02							57,546	(57,546)	[1]
Balance, as adjusted for ASU 2018-02		4,580,488		95,624	$ 204,211	3,147,613	1,160,434	(322,825)	[1]	295,431
Balance as adjusted								(323,036)
Net income/(loss)		556,507					545,042			11,465
Other comprehensive income/(loss):		(53,580)						(53,580)	[1]
Comprehensive income/(loss)		502,927					545,042	(53,580)	[1]	11,465
Cash dividends declared:
Preferred stock		(6,200)					(6,200)
Common stock		(157,146)					(157,146)
Common stock repurchased (in shares)	[2]				(6,708)
Common stock repurchased	[2]	(104,768)			$ (4,192)	(100,576)
Common stock issued for:
Stock options and restricted stock - equity awards (in shares)					926
Stock options and restricted stock - equity awards		4,480			$ 578	3,902
Equity issued for acquisition (in shares)	[3]				(2,374)
Equity issued for acquisitions	[3]	(46,041)			$ (1,484)	(44,557)
Stock-based compensation expense		23,171				23,171
Dividends declared - noncontrolling interest of subsidiary preferred stock		(11,465)								(11,465)
Other (in shares)					(7)
Other		(133)			$ (5)	(128)
Ending balance (in shares) at Dec. 31, 2018					318,573
Ending balance at Dec. 31, 2018		$ 4,785,380		$ 95,624	$ 199,108	$ 3,029,425	$ 1,542,408	$ (376,616)	[1]	$ 295,431

[1]	Due to the nature of the preferred stock issued by FHN and its subsidiaries, all components of Other comprehensive income/(loss) have been attributed solely to FHN as the controlling interest holder.
[2]	2018 and 2016 include $99.4 million and $93.5 million, respectively, repurchased under share repurchase programs.
[3]	See Note 2- Acquisitions and Divestitures for additional information.